Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 56,606	$ 53,997
Securities measured at amortized cost	49,229	35,159
Securities mandatorily measured and designated at FVTPL	71,014	72,245
Total financial securities	$ 176,849	$ 161,401